Long-term investments	3 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Long-term investments
8. Long-term investments:

	March 31, 2026	December 31, 2025
Cespira Canada LP	$19,871	$19,385
Cespira Sweden AB	23,264	23,329
	$43,135	$42,714
During the three months ended March 31, 2026, the Company recognized its share of Cespira's losses of $1,381 as a loss from investment accounted for by the equity method (three months ended March 31, 2025 - $3,884).
During the three months ended March 31, 2026, the Company contributed additional capital of $2,852 into Cespira (three months ended March 31, 2025 - $4,686).
8. Long-term investments (continued):
Combined assets, liabilities, revenue and expenses of Cespira, are as follows:

	March 31,	December 31,
	2026	2025
Current assets:
Cash and cash equivalents	$11,913	$14,869
Accounts receivable	20,379	18,718
Inventories	9,478	11,566
Prepaid expenses	779	1,157
	42,549	46,310
Property, plant and equipment and right-of-use assets	44,613	46,352
Intangible assets and goodwill	7,263	7,516
Other long-term assets	$16,852	$17,139
Total assets	$111,277	$117,317
Current liabilities:
Accounts payable	$16,398	$20,810
Current portion of provisions	1,740	2,519
Other current liabilities	4,849	6,266
	22,987	29,595
Long-term portion of provisions	1,349	1,618
Onerous contract provisions	2,841	2,890
Total liabilities	$27,177	$34,103
Net assets	$84,100	$83,214

	Three Months Ended March 31,
	2026	2025
Product revenue	$19,492	$13,200
Service revenue	2,757	3,476
	$22,249	$16,676
Cost of revenue	20,673	16,230
Gross profit	1,576	446
Operating expenses:
Research and development	1,480	3,089
General and administrative	2,262	2,698
Sales and marketing	261	291
Foreign exchange (gain) loss	(712)	746
Depreciation and amortization	874	730
	4,165	7,554
Loss from operations	(2,589)	(7,108)
Interest income, net of bank charges	54	7
Loss before income taxes	(2,535)	(7,101)
Income tax (recovery) expense	(14)	7
Net loss	$(2,521)	$(7,108)